Shareholder Report, Holdings (Details) - AQE Core ETF	Jun. 30, 2026
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
GSK plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
The Coca-Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.22%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%